Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Common Stocks (94.5%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary (8.1%)
Advance Auto Parts, Inc.	33,271	5,674
Aptiv PLC	15,822	1,258
BorgWarner, Inc.	124,062	4,765
Carnival Corp.	84,560	4,289
Genuine Parts Co.	33,791	3,786
Honda Motor Co., Ltd., ADR *	181,100	4,920
PulteGroup, Inc.	192,542	5,383
Sodexo SA	43,723	4,814
Target Corp.	49,095	3,940
Thor Industries, Inc.	66,275	4,134

Total		42,963

Consumer Staples (5.9%)
Conagra Brands, Inc.	194,941	5,408
The J.M. Smucker Co.	25,111	2,925
Kellogg Co.	48,633	2,791
Kimberly-Clark Corp.	43,358	5,372
Molson Coors Brewing Co. - Class B	43,277	2,582
Mondelez International, Inc.	137,863	6,882
Sysco Corp.	75,830	5,062

Total		31,022

Energy (7.2%)
Anadarko Petroleum Corp.	80,220	3,649
Baker Hughes	211,449	5,861
Cimarex Energy Co.	54,349	3,799
Devon Energy Corp.	168,508	5,318
EQT Corp.	188,300	3,905
Equitrans Midstream Corp.	150,640	3,281
Exxon Mobil Corp.	81,665	2,229
Halliburton Co.	89,936	2,635
National Oilwell Varco, Inc.	87,312	2,326
Noble Energy, Inc.	211,706	5,236

Total		38,239

Financials (22.3%)
AFLAC, Inc.	65,958	3,298
Ameriprise Financial, Inc.	61,550	7,885
Arthur J. Gallagher & Co.	20,975	1,638
BB&T Corp.	235,607	10,963
Brown & Brown, Inc.	99,395	2,933
Capitol Federal Financial, Inc.	395,471	5,280
Chubb, Ltd.	57,591	8,067
Comerica, Inc.	59,918	4,393
Commerce Bancshares, Inc.	88,921	5,163
First Hawaiian, Inc.	255,295	6,650

Common Stocks (94.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
Invesco, Ltd.	364,608	7,041
M&T Bank Corp.	39,329	6,175
Northern Trust Corp.	175,671	15,882
ProAssurance Corp.	67,916	2,351
Prosperity Bancshares, Inc.	42,543	2,938
Reinsurance Group of America, Inc.	36,073	5,122
State Street Corp.	73,672	4,848
SunTrust Banks, Inc.	40,827	2,419
Torchmark Corp.	21,773	1,784
The Travelers Cos., Inc.	13,871	1,903
UMB Financial Corp.	95,390	6,109
Westamerica Bancorporation	81,817	5,056

Total		117,898

Health Care (9.5%)
Cardinal Health, Inc.	145,610	7,011
Cerner Corp. *	90,237	5,163
Henry Schein, Inc. *	64,500	3,877
Hologic, Inc. *	49,264	2,384
McKesson Corp.	44,729	5,236
Quest Diagnostics, Inc.	78,767	7,083
Siemens Healthineers AG	83,473	3,479
Zimmer Biomet Holdings, Inc.	122,924	15,697

Total		49,930

Industrials (17.0%)
Atlas Copco AB	166,898	4,131
Cummins, Inc.	43,482	6,865
Eaton Corp. PLC	65,859	5,306
Emerson Electric Co.	96,831	6,630
Heartland Express, Inc.	277,094	5,342
Hubbell, Inc.	116,587	13,755
IMI, PLC	422,479	5,271
Johnson Controls International PLC	242,837	8,970
Masco Corp.	32,394	1,273
MSC Industrial Direct Co., Inc. - Class A	87,331	7,223
nVent Electric PLC	172,636	4,658
PACCAR, Inc.	50,530	3,443
Republic Services, Inc.	32,204	2,589
Schneider Electric SE	54,971	4,313
Southwest Airlines Co.	152,512	7,917
Textron, Inc.	40,059	2,029

Total		89,715

Information Technology (5.4%)
Applied Materials, Inc.	150,954	5,987
HP, Inc.	188,543	3,663
Maxim Integrated Products, Inc.	121,243	6,447

Common Stocks (94.5%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Microchip Technology, Inc.	50,908	4,223
TE Connectivity, Ltd.	65,394	5,281
Teradyne, Inc.	71,170	2,835

Total		28,436

Materials (4.8%)
Graphic Packaging Holding Co.	570,863	7,210
Orkla ASA	912,914	7,007
Packaging Corp. of America	35,402	3,518
Sonoco Products Co.	75,874	4,669
WestRock Co.	76,049	2,916

Total		25,320

Real Estate (4.9%)
American Tower Corp.	11,819	2,329
Empire State Realty Trust, Inc. - Class A	163,768	2,588
MGM Growth Properties LLC - Class A	178,761	5,765
Piedmont Office Realty Trust, Inc. - Class A	230,397	4,804
Weyerhaeuser Co.	387,593	10,209

Total		25,695

Utilities (9.4%)
Ameren Corp.	79,827	5,871
Atmos Energy Corp.	38,913	4,005
Edison International	57,800	3,579
Eversource Energy	51,028	3,621
NorthWestern Corp.	106,815	7,521
Pinnacle West Capital Corp.	72,268	6,907
Spire, Inc.	51,610	4,247
WEC Energy Group, Inc.	45,624	3,608
Xcel Energy, Inc.	185,017	10,400

Total		49,759

Total Common Stocks (Cost: $490,976)		498,977

Investment Companies (3.0%)
Investment Companies (3.0%)
iShares Russell Midcap Value Index Fund	183,641	15,951

Total		15,951

Total Investment Companies (Cost: $15,684)		15,951

Mid Cap Value Portfolio

Short-Term Investments (2.3%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (2.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.390% #	12,403,330	12,403

Total		12,403

Total Short-Term Investments (Cost: $12,403)		12,403

Total Investments (99.8%) (Cost: $519,063)@		527,331

Other Assets, Less Liabilities (0.2%)		1,032

Net Assets (100.0%)		528,363

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services, Inc.	CAD	92	69	6/19	$—	p	$—		$—	p
Sell	Morgan Stanley Capital Services, Inc.	CAD	2,581	1,935	6/19	—		(8)		(8)
Buy	Morgan Stanley Capital Services, Inc.	EUR	270	305	6/19	—		—	p	—	p
Sell	Morgan Stanley Capital Services, Inc.	EUR	9,694	10,954	6/19	115		—		115
Buy	Morgan Stanley Capital Services, Inc.	GBP	99	129	6/19	—		(2)		(2)
Sell	Morgan Stanley Capital Services, Inc.	GBP	3,469	4,538	6/19	72		—		72
Sell	Morgan Stanley Capital Services, Inc.	JPY	333,043	3,025	6/19	22		—		22
Buy	Goldman Sachs International	NOK	1,599	186	6/19	—	p	—		—	p
Sell	Goldman Sachs International	NOK	52,161	6,068	6/19	68		—		68
Sell	Goldman Sachs International	SEK	32,196	3,485	6/19	26		—		26

						$303		$(10)		$293

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$303	—	$303	$(10)	—	—	$(10)

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $519,063 and the net unrealized appreciation of investments based on that cost was $8,561 which is comprised of $43,052 aggregate gross unrealized appreciation and $34,491 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

Mid Cap Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$498,977	$—	$—
Investment Companies	15,951	—	—
Short-Term Investments	12,403	—	—
Other Financial Instruments^
Forward Currency Contracts	—	303	—

Total Assets:	$527,331	$303	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(10)	—

Total Liabilities:	$—	$(10)	$—

^

Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand